7. Other income and expenses (Details 2) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfOtherIncomeAndExpensesLineItems [Line Items]
Finance income	$ 2,280,193	$ 1,558,816	$ 873,915
Interest earned
DisclosureOfOtherIncomeAndExpensesLineItems [Line Items]
Finance income	51,702	238,331	108,893
Net income on financial assets at fair value through profit or loss
DisclosureOfOtherIncomeAndExpensesLineItems [Line Items]
Finance income	510,748	111,514	308,515
Foreign exchange differences
DisclosureOfOtherIncomeAndExpensesLineItems [Line Items]
Finance income	1,331,368	66,978	197,748
Net income on disposal of available-for-sale financial assets
DisclosureOfOtherIncomeAndExpensesLineItems [Line Items]
Finance income	$ 386,375	$ 1,141,993	$ 258,759